INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes	$ 1,212	$ 3,753	$ 9,656
Taxes in respect of previous years	(1,179)	(273)	14
Deferred tax benefit	(8,859)	(3,268)	(8,973)
Taxes on income	$ (8,826)	$ 212	$ 697